Other reserves (Tables)	6 Months Ended
Jun. 30, 2023
Other reserves.
Summary of other reserves

	Foreign currency translation reserve	Cash flow hedge reserve	Other reserves	Total other reserves
	$'m	$'m	$'m	$'m
At January 1, 2022	(28)	82	(5,647)	(5,593)
Total other comprehensive income for the period	2	47	—	49
Hedging gains transferred to cost of inventory	—	(72)	—	(72)
At June 30, 2022	(26)	57	(5,647)	(5,616)

At January 1, 2023	(18)	8	(5,647)	(5,657)
Total other comprehensive expense for the period	7	(42)	—	(35)
Hedging losses transferred to cost of inventory	—	6	—	6
NOMOQ acquisition (note 8)	—	—	(6)	(6)
At June 30, 2023	(11)	(28)	(5,653)	(5,692)